Investments (Components Of Investments) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule of Equity Method Investments [Line Items]
Equity investment in unconsolidated joint venture	$ 115,554,000	$ 112,380,000
Undistributed earnings of investments	35,200,000	31,400,000
Maximum [Member]
Schedule of Equity Method Investments [Line Items]
Equity investment, ownership percentage	50.00%	50.00%	50.00%
AerDragon [Member]
Schedule of Equity Method Investments [Line Items]
Equity investment in unconsolidated joint venture	51,450,000	47,672,000
Equity investment, ownership percentage	16.70%
AerLift [Member]
Schedule of Equity Method Investments [Line Items]
Equity investment in unconsolidated joint venture	53,639,000	54,457,000
Equity investment, ownership percentage	39.30%
AerData [Member]
Schedule of Equity Method Investments [Line Items]
Equity investment in unconsolidated joint venture		882,000
Equity investment, ownership percentage		42.30%
ACSAL [Member]
Schedule of Equity Method Investments [Line Items]
Equity investment in unconsolidated joint venture	10,459,000	9,175,000
Equity investment, ownership percentage	19.40%
Other Investments At Cost [Member]
Schedule of Equity Method Investments [Line Items]
Equity investment in unconsolidated joint venture	$ 6,000	$ 194,000